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               Supplement to the Prospectus dated August 31, 2001
                                       for


                            UBS PaineWebber'sm' RMA'r'

                             Money Market Portfolio
                            U.S. Government Portfolio
                                  Tax-Free Fund
                         California Municipal Money Fund
                         New Jersey Municipal Money Fund
                          New York Municipal Money Fund


                                                                January 1, 2002

Dear Investor,

Effective January 1, 2002, the maximum account fees for the UBS PaineWebber Resource Management Account'r' (RMA) Program and UBS PaineWebber Business Services Account BSA'r' Program are changing. As a result, the Expenses and Fee Tables for each fund are being revised. (These tables are found at the front of the prospectus.)

Information regarding program fees under the caption "Shareholder Transaction Expenses" in the tables is replaced with the following:

         Maximum Account Fee*

         UBS PaineWebber RMA Program .................................. $125
         UBS PaineWebber Business Services Account BSA Program ........ $150

         --------------------
         * Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Investment Representative.


Please contact your Investment Representative should you have any questions regarding how these fees may relate to your account.





UBS PaineWebber is a service mark of UBS AG.
Resource Management Account, RMA and Business Services Account BSA are registered service marks of UBS PaineWebber Inc.



                                                               Item # X074


                             STATEMENT OF DIFFERENCES

The registered trademark symbol shall be expressed as......................'r'
The service mark symbol shall be expressed as..............................'sm'